Selected Quarterly Financial Data - Unaudited (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selected Quarterly Financial Data - Unaudited
Net interest income	$ 19,671	$ 18,290	$ 14,057	$ 14,088	$ 12,084	$ 12,670	$ 17,265	$ 13,070	$ 66,105	$ 55,089	$ 64,933
Total other revenue	51,431	47,989	44,735	46,332	49,581	34,868	4,641	5,421	190,487	94,511	27,936
Total other expenses	37,999	36,596	37,043	38,254	32,036	35,742	25,170	17,973	149,889	110,920	74,067
Income (loss) before gain on extinguishment of debt, (loss) income from equity affiliates and benefit from (provision for) income taxes	33,103	29,683	21,749	22,166	29,629	11,796	(3,264)	518	106,703	38,680	18,802
Gain on extinguishment of debt				7,116					7,116
Gain on sale of real estate							11,023	608		11,631	7,784
(Loss) income from equity affiliates	(4,706)	995	(3)	763	1,801	4,929	4,367	1,897	(2,951)	12,995	12,301
Benefit (provision) for income taxes	2,885	(6,708)	(3,435)	(6,101)	(525)	(300)			(13,359)	(825)
Net income	31,282	23,970	18,311	23,944	30,905	16,425	12,126	3,023	97,509	62,481	53,429
Preferred stock dividends	1,888	1,888	1,888	1,888	1,888	1,888	1,888	1,888	7,554	7,554	7,554
Net income attributable to noncontrolling interest	7,524	5,661	4,494	6,442	8,482	3,649			24,120	12,131
Net income attributable to common stockholders	$ 21,870	$ 16,421	$ 11,929	$ 15,614	$ 20,535	$ 10,888	$ 10,238	$ 1,135	$ 65,835	$ 42,796	$ 45,875
Basic earnings per common share (in dollars per share)	$ 0.35	$ 0.27	$ 0.21	$ 0.30	$ 0.40	$ 0.21	$ 0.20	$ 0.02	$ 1.14	$ 0.83	$ 0.90
Diluted earnings per common share (in dollars per share)	$ 0.35	$ 0.26	$ 0.21	$ 0.30	$ 0.40	$ 0.21	$ 0.20	$ 0.02	$ 1.12	$ 0.83	$ 0.90